Income taxes - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of profit before income taxes to income tax
Loss before income taxes	€ (11,511)	€ (10,521)	€ (15,569)
Prevailing statutory tax rate (as a percent)	28.00%	28.00%
Tax expense at prevailing statutory rate (28%)	€ 3,223	€ 2,946	4,359
Non-deductible expenses	(170)	(124)	(198)
Non-taxable income	167	180	22
Tax-rate related differences	(135)	(45)	(69)
Permanent differences	219	804	(180)
Unrecognized temporary differences and tax losses	(3,331)	(3,965)	(3,916)
Other	129	139	70
Income tax (expense) income	€ 102	€ (65)	€ 88